Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,742,000
Previously Paid Amount	0.00
Total Fee Amount	1,483.47
Total Offset Amount	0.00
Net Fee	1,483.47
Narrative - Max Aggregate Offering Price	$ 10,742,000
Final Prospectus	true